Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Sales and other operating revenues		$ 180,366	$ 278,397	$ 298,756
Earnings from joint ventures – after interest and tax		(302)	576	897
Earnings from associates – after interest and tax		(101)	2,681	2,856
Interest and other income		663	769	773
Gains on sale of businesses and fixed assets		2,874	193	456
Total revenues and other income		183,500	282,616	303,738
Purchases		132,104	209,672	229,878
Production and manufacturing expenses		22,494	21,815	23,005
Production and similar taxes		695	1,547	1,536
Depreciation, depletion and amortization		14,889	17,780	15,457
Impairment and losses on sale of businesses and fixed assets		14,381	8,075	860
Exploration expense		10,280	964	1,445
Distribution and administration expenses		10,397	11,057	12,179
Profit (loss) before interest and taxation		(21,740)	11,706	19,378
Finance costs		3,115	3,489	2,528
Net finance expense relating to pensions and other post-retirement benefits		33	63	127
Profit (loss) before taxation		(24,888)	8,154	16,723
Taxation		(4,159)	3,964	7,145
Profit (loss) for the year	[1]	(20,729)	4,190	9,578
Attributable to
bp shareholders		(20,305)	4,026	9,383
Non-controlling interests		$ (424)	$ 164	$ 195
Ordinary Shares
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		$ (1.0042)	$ 0.1984	$ 0.4698
Diluted earnings (loss) per share (USD per share)		(1.0042)	0.1973	0.4667
American Depositary Share
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		(6.03)	1.19	2.82
Diluted earnings (loss) per share (USD per share)		$ (6.03)	$ 1.18	$ 2.80

[1]	See Note 32 for further information.